Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 130,394	$ 175,246
Short-term investments	1,457	1,617
Accounts receivable (Note 12)	11,999	1,139
Prepaid expenses and deposits	593	314
Total Current Assets	144,443	178,316
Loan receivable (Note 4)	1,075	911
Furniture and equipment, net (Note 5)	2,159	1,272
Patents, net (Note 6)	150,025	116,846
Deferred tax asset (Note 3)	26,876	20,817
Goodwill	12,623	12,623
Total Assets	337,201	330,785
Current liabilities
Accounts payable and accrued liabilities (Note 10)	25,012	22,406
Current portion of patent finance obligations (Note 8)	19,480	2,547
Total Current Liabilities	44,492	24,953
Patent finance obligations (Note 8)	32,552	2,670
Success fee obligation (Note 10)	7,048	10,900
Total Liabilities	84,092	38,523
Commitments and contingencies (Note 13)
Shareholders' equity
Capital stock (Note 11(c))	425,238	431,067
Additional paid-in capital (Note 11(d))	14,635	11,074
Accumulated other comprehensive income	16,225	16,225
Deficit	(202,989)	(166,104)
Total Stockholders' Equity	253,109	292,262
Total Liabilities and Stockholders' Equity	$ 337,201	$ 330,785